Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2016	Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	CITIGROUP INC
Entity Central Index Key	0000831001
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 166.1
Entity Common Stock, Shares Outstanding		2,948,120,153
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes